Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of June 30, 2020 (unaudited)
Shares		Value
	COMMON STOCKS – 96.8%
	COMMUNICATIONS – 8.2%
	ADVERTISING – 1.0%
236	Trade Desk, Inc., Class A(1)	$95,934

	INTERNET – 7.2%
2,351	Etsy, Inc.(1)	249,747
2,093	EverQuote, Inc., Class A(1)	121,729
10,394	Limelight Networks, Inc.(1)	76,500
1,817	Liquidity Services, Inc.(1)	10,829
800	Mimecast, Ltd.(1)	33,328
489	Q2 Holdings, Inc.(1)	41,951
19,259	Rubicon Project, Inc.(1)	128,458
		662,542
	TOTAL COMMUNICATIONS	758,476

	CONSUMER, CYCLICAL – 7.0%
	AUTO PARTS & EQUIPMENT – 1.4%
2,568	Douglas Dynamics, Inc.	90,188
2,508	Motorcar Parts of America, Inc.(1)	44,317
		134,505

	DISTRIBUTION/WHOLESALE – 0.6%
5,135	Titan Machinery, Inc.(1)	55,766

	LEISURE TIME – 0.6%
10,743	OneSpaWorld Holdings, Ltd.	51,244

	RETAIL – 4.4%
2,747	Lovesac Co.(1)	72,054
6,158	MarineMax, Inc.(1)	137,877
2,008	Rush Enterprises, Inc., Class A	83,252
3,464	Sonic Automotive, Inc. - Class A	110,536
		403,719
	TOTAL CONSUMER, CYCLICAL	645,234

	CONSUMER, NON-CYCLICAL – 38.8%
	BIOTECHNOLOGY – 13.8%
791	Acceleron Pharma, Inc.(1)	75,359
375	Argenx SE, ADR(1)	84,461
2,802	Autolus Therapeutics PLC, ADR(1)	44,916
657	Beam Therapeutics, Inc.(1)	18,396
881	Bluebird Bio, Inc.(1)	53,776
739	Blueprint Medicines Corp.(1)	57,642
260	CRISPR Therapeutics AG(1)	19,107
2,424	CytomX Therapeutics, Inc.(1)	20,192
411	Editas Medicine, Inc.(1)	12,157
2,324	Esperion Therapeutics, Inc.(1)	119,245
1,159	Exact Sciences Corp.(1)	100,764
919	Frequency Therapeutics, Inc.(1)	21,367
7,030	Harvard Bioscience, Inc.(1)	21,793
3,580	Immunomedics, Inc.(1)	126,875
3,069	Insmed, Inc.(1)	84,520
407	Intercept Pharmaceuticals, Inc.(1)	19,499
2,266	Karyopharm Therapeutics, Inc.(1)	42,918
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	BIOTECHNOLOGY (continued)
6,406	Kindred Biosciences, Inc.(1)	$28,763
1,232	MacroGenics, Inc.(1)	34,397
4,090	NeoGenomics, Inc.(1)	126,708
758	Sangamo Therapeutics, Inc.(1)	6,792
2,643	Veracyte, Inc.(1)	68,454
5,218	Vericel Corp.(1)	72,113
569	Xencor, Inc.(1)	18,430
		1,278,644

	COMMERCIAL SERVICES – 14.8%
2,399	2U, Inc.(1)	91,066
14,405	Alta Equipment Group, Inc.(1)	111,927
688	Bright Horizons Family Solutions, Inc.(1)	80,633
3,984	Chegg, Inc.(1)	267,964
342	CoStar Group, Inc.(1)	243,049
2,013	HealthEquity, Inc.(1)	118,103
1,677	Paylocity Holding Corp.(1)	244,657
2,013	ShotSpotter, Inc.(1)	50,728
1,058	Strategic Education, Inc.	162,562
		1,370,689

	HEALTHCARE-PRODUCTS – 5.2%
1,820	AtriCure, Inc.(1)	81,809
1,464	BioLife Solutions, Inc.(1)	23,937
1,766	Cardiovascular Systems, Inc.(1)	55,717
1,057	Castle Biosciences, Inc.(1)	39,838
1,222	CONMED Corp.	87,972
4,879	Oxford Immunotec Global PLC(1)	63,427
1,202	Quanterix Corp.(1)	32,923
803	Repligen Corp.(1)	99,259
		484,882

	HEALTHCARE-SERVICES – 1.6%
477	Teladoc Health, Inc.(1)	91,031
1,348	Vapotherm, Inc.(1)	55,254
		146,285

	PHARMACEUTICALS – 3.4%
4,174	Cidara Therapeutics, Inc.(1)	15,402
1,400	Enanta Pharmaceuticals, Inc.(1)	70,294
4,640	Flexion Therapeutics, Inc.(1)	61,016
448	Intellia Therapeutics, Inc.(1)	9,417
3,401	Jounce Therapeutics, Inc.(1)	23,467
2,325	Neoleukin Therapeutics, Inc.(1)	38,595
937	Pacira BioSciences, Inc.(1)	49,164
5,184	Paratek Pharmaceuticals, Inc.(1)	27,060
1,269	Spero Therapeutics, Inc.(1)	17,170
		311,585
	TOTAL CONSUMER, NON-CYCLICAL	3,592,085

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of June 30, 2020 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	ENERGY – 0.9%
	ENERGY-ALTERNATE SOURCES – 0.9%
1,867	Enphase Energy, Inc.(1)	$88,813

	FINANCIAL – 3.9%
	INSURANCE – 2.6%
2,022	eHealth, Inc.(1)	198,641
1,567	Selectquote, Inc.(1)	39,692
		238,333

	PRIVATE EQUITY – 0.6%
3,114	Victory Capital Holdings, Inc., Class A	53,530

	REITS – 0.7%
765	Innovative Industrial Properties, Inc.	67,335
	TOTAL FINANCIAL	359,198

	INDUSTRIAL – 12.8%
	ELECTRONICS – 1.6%
3,150	Fluidigm Corp.(1)	12,632
1,785	OSI Systems, Inc.(1)	133,232
		145,864

	HAND/MACHINE TOOLS – 0.7%
4,923	Luxfer Holdings PLC	69,660

	MACHINERY-DIVERSIFIED – 1.8%
1,235	Chart Industries, Inc.(1)	59,885
3,269	Columbus McKinnon Corp.	109,348
		169,233

	METAL FABRICATE/HARDWARE – 1.9%
2,111	Lawson Products, Inc.(1)	68,101
793	RBC Bearings, Inc.(1)	106,294
		174,395

	MISCELLANEOUS MANUFACTURING – 5.5%
4,195	Axon Enterprise, Inc.(1)	411,655
1,598	Materion Corp.	98,261
		509,916
	TRANSPORTATION – 1.3%
4,034	CryoPort, Inc.(1)	122,029
	TOTAL INDUSTRIAL	1,191,097

	TECHNOLOGY – 25.2%
	COMPUTERS – 4.8%
447	Globant SA(1)	66,983
3,339	Kornit Digital, Ltd.(1)	178,236
730	Rapid7, Inc.(1)	37,245
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	COMPUTERS (continued)
3,341	Virtusa Corp.(1)	$108,482
503	Zscaler, Inc.(1)	55,078
		446,024

	SEMICONDUCTORS – 4.0%
5,059	Brooks Automation, Inc.	223,810
1,127	CEVA, Inc.(1)	42,172
1,551	Onto Innovation, Inc.(1)	52,796
443	Power Integrations, Inc.	52,332
		371,110

	SOFTWARE – 16.4%
1,415	1Life Healthcare, Inc.(1)	51,393
1,052	Blackline, Inc.(1)	87,221
1,921	Cornerstone OnDemand, Inc.(1)	74,074
447	Coupa Software, Inc.(1)	123,837
2,160	Dropbox, Inc., Class A(1)	47,023
5,089	Evolent Health, Inc., Class A(1)	36,234
373	HubSpot, Inc.(1)	83,682
8,776	LivePerson, Inc.(1)	363,590
433	Paycom Software, Inc.(1)	134,113
5,387	Pluralsight, Inc., Class A(1)	97,235
799	PROS Holdings, Inc.(1)	35,500
3,040	Sprout Social, Inc.(1)	82,080
2,549	SPS Commerce, Inc.(1)	191,481
1,117	Upland Software, Inc.(1)	38,827
1,270	Workiva, Inc.(1)	67,932
		1,514,222
	TOTAL TECHNOLOGY	2,331,356
	TOTAL COMMON STOCKS (Cost $7,816,783)	8,966,259

	SHORT-TERM INVESTMENTS – 1.6%
	MONEY MARKET FUND – 1.6%
150,397	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.080%(2)	150,397
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,397)	150,397
	TOTAL INVESTMENTS – 98.4% (Cost $7,967,180)	9,116,656
	Other Assets in Excess of Liabilities – 1.6%	145,418
	TOTAL NET ASSETS – 100.0%	$9,262,074

(1)    Non-income producing security.

(2)    The rate is the annualized seven-day yield as of June 30, 2020.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

2